Discontinued Operations (Policies)	12 Months Ended
Dec. 31, 2019
Discontinued Operations [Abstract]
Income Tax Policy
Income tax policy

The Company records the effects of income taxes under the liability method in which deferred income tax assets and liabilities are recognized based on the difference between the financial and tax basis of assets and liabilities using the enacted tax rates in effect for the years in which the differences are expected to reverse. The Company assesses its ability to realize future benefits of deferred tax assets by determining if they meet the “more likely than not” criteria in ASC 740, Income Taxes. If the Company determines that future benefits do not meet the “more likely than not” criteria, a valuation allowance is recorded.

Deferred income taxes are recorded for temporary differences in reporting certain transactions for financial statement and income tax purposes, principally deferred policy acquisition costs, loss and LAE reserves and net operating losses. Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities result from temporary differences between the amounts recorded in the financial statements and the tax basis of the Company’s assets and liabilities.

Discontinued Operations [Member] | Insurance Segment [Member]
Discontinued Operations [Abstract]
Revenue Recognition
Revenue recognition

Maidstone recognized revenue from insurance contracts, including premiums and fees, under the guidance in ASC 944, Financial Services-Insurance Premiums. Maidstone’s premiums, which were recorded at the policy inception, are earned pro rata over the period for which the coverage is provided, generally six months for auto policies. Unearned premiums represent the portion of premiums written that are applicable to the unexpired terms of policies in force. Premiums ceded to other companies pursuant to reinsurance agreements have been reported as a reduction to premiums earned. Take-out fees are received by Maidstone in the form of credits when it writes business from the state assigned pool. These credits could be used by Maidstone to reduce the amount of business it writes from the assigned pool in the future or they can be sold to third-party insurance companies for them to reduce their exposure to the assigned risk pool. Maidstone collected other miscellaneous fees such as installment and late fees. Broker fee income is received from non-affiliated insurance companies for which Maidstone’s management acts as an agent to sell their state mandated obligations for assigned risks. These fees are shown as other income in the table above.

Fixed Maturity and Equity Securities
Fixed Maturity Securities

Investments in fixed maturity securities including bonds, loan-backed and structured securities were classified as available-for-sale and reported at fair value. Significant changes in prevailing interest rates and other economic conditions may adversely affect the timing and amount of cash flows on fixed income investments, as well as their related fair values. Fixed maturities are recorded on a trade date basis. Amortization of bond premium and accretion of bond discount are calculated using the scientific method. Changes in fair values of these securities, after deferred income tax effects, are reflected as unrealized gains or losses in accumulated other comprehensive (loss) income. Realized gains and losses from the sale of investments are calculated as of the trade date in the consolidated statements of (loss) income and comprehensive (loss) income and are based upon the specific identification of securities sold. Investment income consists of interest and is reported net of investment expenses. Prepayment assumptions are considered when determining the amortization of discount or premium for loan-backed and structured securities.

An investment is considered impaired when the fair value of the investment is less than its cost or amortized cost. When an investment is impaired, the Company must decide as to whether the impairment is other than temporary (“OTTI”).

With respect to an investment in an impaired fixed maturity security, OTTI occurs if the Company (a) intends to sell the fixed maturity security, (b) more likely than not will be required to sell the fixed maturity security before its anticipated recovery, or (c) it is probable that the Company will be unable to collect all amounts due to the recovery of the entire cost basis of the security. The Company conducts a periodic review to identify and evaluate securities having OTTI, which include the above factors as well as the following: (1) the likelihood of the recoverability of principal and interest for fixed maturity securities (i.e., whether there is a credit loss); (2) the length of time and extent to which the fair value has been less than amortized cost for fixed maturity securities; and (3) the financial condition, near term and long-term prospects for the issuer, including the relevant industry conditions and trends, and implications of rating agency actions and offering prices. If the Company intends to sell the fixed maturity security, or will more likely than not be required to sell the fixed maturity security before the anticipated recovery, a loss in the entire amount of the impairment is reflected in net investment gains (losses) in net income (loss). If the Company determines that it is probable it will be unable to collect all amounts and the Company has no intent to sell the fixed maturity security, a credit loss is recognized in net investment gains (losses) in net income (loss) to the extent that the present value of expected cash flows is less than the amortized cost basis; any difference between fair value and the new amortized cost basis (net of the credit loss) is reflected in other comprehensive (loss) income, net of applicable income taxes.

Upon recognizing an OTTI, the new cost basis of the security is the previous amortized cost basis less the OTTI recognized in net investment gains (losses). The new cost basis is not adjusted for any subsequent recoveries in fair value; however, for fixed maturity securities, the difference between the new cost basis and expected cash flows is accreted to net investment gains (losses) over the remaining expected life of the investment.

Equity Securities

The Company’s equity investments were carried at fair value with changes in fair value recognized in income. Unrealized gains and losses on equity securities are recorded in the consolidated statements of (loss) income. The Company had net unrealized gains on equity securities of $0.1 million, which were included in net investment income in the table above for the year ended December 31, 2019. For the year ended December 31, 2018, the Company had net unrealized holding losses on equity securities of $0.1 million, which were included in net investment income in the table above.

Deferred Policy Acquisition Costs
Deferred Policy Acquisition Costs

Policy acquisition costs, which vary with and were directly related to the production of successful new business, are deferred. The costs deferred consist principally of commissions and policy issuance costs and are amortized into expense as the related premiums are earned. The activity of the deferred policy acquisition costs (“DAC”) accounts was as follows:

(In thousands)	For the year ended December 31, 2019	For the period ended December 31, 2018
DAC asset at beginning of period	$2,279	$-
Deferred expenses	3,068	5,097
Amortized expenses	(4,354)	(2,818)
DAC asset at end of period	$993	$2,279

The Company, utilizing assumptions for future expected claims, premium rate increases and interest rates, reviews the recoverability of its DAC on a periodic basis. If the Company determines that the future gross profits of its in-force policies are not sufficient to recover its DAC, the Company recognizes a premium deficiency by charging any unamortized acquisition costs to expense to the extent required in order to eliminate the deficiency. If the premium deficiency exceeds the unamortized acquisition costs, then a liability is accrued for the excess deficiency. The Company anticipates investment income as a factor in its premium deficiency reserve calculation.

Premiums Receivable
Premiums Receivable

Premiums and agents’ balances in the course of collection are reported at the amount management expects to collect from outstanding balances. Past due amounts are determined based on contractual terms. Maidstone provided an allowance for doubtful accounts based upon review of outstanding receivables and historical collection information Maidstone recorded an allowance for doubtful accounts of less than $30,000 as of December 31, 2019 and 2018.

Investment Income Due and Accrued
Investment Income Due and Accrued

Investment income consisted of interest, which is recognized on an accrual basis. Due and accrued income is not recorded on fixed maturity securities in default and on delinquent fixed maturities where collection of interest is improbable. As of December 31, 2019, no investment income amounts were excluded from the Company balances.

Incurred Losses and Loss Adjustment Expenses
Incurred Losses and Loss Adjustment Expenses

Incurred losses and loss adjustment expenses (“LAE”) were charged to operations as incurred. The liability for losses and LAE was based upon individual case estimates for reported claims and a factor for incurred but not reported (“IBNR”) claims. Losses, LAE and related liabilities are reported net of estimated salvage and subrogation. Inherent in the estimate of ultimate losses and LAE are expected trends in claim severity and frequency and other factors which may vary significantly as claims are settled; however, management believes that its aggregate provision for losses and LAE at December 31, 2019 is reasonable and adequate to meet the ultimate net cost of covered losses, but such provision is necessarily based on estimates and the ultimate net cost may vary significantly from such estimates. As adjustments to these estimates become necessary, such adjustments are reflected in current operations.

Insurance Company Assessments
Insurance Company Assessments

Assessments from various state insurance departments are incurred by the insurance company in the normal course of business. Assessments based upon premium volumes are accrued during the year while non-premium assessments are expensed in the period they are reported to the insurance company. During the year ended December 31, 2019, the Company recorded $0.3 million in premium based assessments from New York State, which were recorded in other operating expenses in the table above. There were no significant assessments incurred during the year ended December 31, 2018.

Reinsurance
Reinsurance

The Company accounts for reinsurance in accordance with the accounting guidance concerning the accounting and reporting for reinsurance of short-duration contracts. Management believes the Company’s reinsurance arrangements qualify for reinsurance accounting. Reinsurance premiums, losses, LAE and commissions were accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company relies on ceded reinsurance to limit its insurance risk.

Reinstatement premiums for the Company’s insurance operations were recognized at the time a loss event occurs, where coverage limits for the remaining life of the contract are reinstated under pre-defined contract terms. The accrual of reinstatement premiums was based on an estimate of losses and LAE, which reflects management’s judgment.

Amounts recoverable from reinsurers are estimated and recognized in a manner consistent with the claims liabilities arising from reinsured policies and incurred but not reported losses. In entering into reinsurance agreements, management considers a variety of factors including the creditworthiness of reinsurers. In preparing consolidated financial statements, management makes estimates of amounts recoverable from reinsurers, which include consideration of amounts, if any, estimated to be uncollectible. As of December 31, 2019, no amounts were deemed to be uncollectible from reinsurers.

As changes in the estimated ultimate liability for loss and LAE are determined, ceded reinsurance premiums may also change based on the terms of the reinsurance agreements. As adjustments to these estimates become necessary, such adjustments are reflected in current operations.

Income Tax Policy
Income tax policy

The Company’s insurance subsidiary was taxed at the Federal corporate level applying special rules applicable to property and casualty insurance companies. The insurance company was generally exempt from corporate income tax under state tax law. In lieu of corporate income tax, the insurance company paid a premium tax based on a percentage of direct annual premiums written in each state. The insurance subsidiary will be included in SDI’s consolidated tax return.

Deferred income taxes are recorded for temporary differences in reporting certain transactions for financial statement and income tax purposes, principally deferred policy acquisition costs, loss and LAE reserves and net operating losses. Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities result from temporary differences between the amounts recorded in the financial statements and the tax basis of the Company’s assets and liabilities.

As a part of the Company’s impairment of other indefinite lived intangible assets the Company reversed its deferred tax liability recorded as a part of the purchase of Maidstone during the year ended December 31, 2019. The reversal decreased deferred income taxes by $0.4 million and provided an income tax benefit of $0.4 million included in net loss from discontinued operations on the consolidated statements of (loss) income for the year ended December 31, 2019.